BALANCE SHEETS - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018
The Group [member]
Assets
Cash and balances at central banks	£ 38,880		£ 40,213
Items in the course of collection from banks	292		645
Financial assets at fair value through profit or loss	2,284		23,256
Derivative financial instruments	8,494	[1]	11,293	[2]
Loans and advances to banks	4,852		3,692
Loans and advances to customers	474,470		464,044
Debt securities	5,325		5,095
Due from fellow Lloyds Banking Group undertakings	1,854		1,878
Financial assets at amortised cost	486,501		474,709
Financial assets at fair value through other comprehensive income	24,617		24,368
Goodwill	474		474
Other intangible assets	3,781		3,322
Property, plant and equipment	9,467		8,515
Current tax recoverable	4		1
Deferred tax assets	3,366		3,222
Retirement benefit assets	681		1,267
Other assets	2,527		2,239
Total assets	581,368		593,524
Liabilities
Deposits from banks	23,593		26,263
Customer deposits	396,839		391,251
Due to fellow Lloyds Banking Group undertakings	4,893		19,663
Items in course of transmission to banks	354		615
Financial liabilities at fair value through profit or loss	7,702		17,730
Derivative financial instruments	9,831		10,911
Notes in circulation	1,079		1,104
Debt securities in issue	76,431		64,533
Other liabilities	5,600		4,335
Retirement benefit obligations	257		245
Current tax liabilities	166		354
Other provisions	3,138		4,025
Subordinated liabilities	12,586		12,745
Total liabilities	542,469		553,774
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	7,250		6,965
Retained profits	24,549		27,321
Shareholders’ equity	33,973		36,460
Other equity instruments	4,865		3,217
Total equity excluding non-controlling interests	38,838		39,677
Non-controlling interests	61		73
Total equity	38,899		39,750
Total equity and liabilities	581,368		593,524
The Bank [member]
Assets
Cash and balances at central banks	35,741		37,632
Items in the course of collection from banks	252		464
Financial assets at fair value through profit or loss	703		20,843
Derivative financial instruments	13,638		15,431
Loans and advances to banks	4,453		3,153
Loans and advances to customers	177,569		172,315
Debt securities	5,241		4,960
Due from fellow Lloyds Banking Group undertakings	202,277		153,585
Financial assets at amortised cost	389,540		334,013
Financial assets at fair value through other comprehensive income	22,160		23,208
Goodwill
Other intangible assets	2,618		2,062
Property, plant and equipment	3,594		2,940
Current tax recoverable	7
Deferred tax assets	2,029		1,984
Investment in subsidiary undertakings	34,084		32,656
Retirement benefit assets	386		704
Other assets	998		849
Total assets	505,750		472,786
Liabilities
Deposits from banks	7,122		5,320
Customer deposits	239,762		229,402
Due to fellow Lloyds Banking Group undertakings	109,771		88,383
Items in course of transmission to banks	198		341
Financial liabilities at fair value through profit or loss	7,697		17,719
Derivative financial instruments	14,211		14,546
Notes in circulation
Debt securities in issue	61,509		49,787
Other liabilities	2,792		3,522
Retirement benefit obligations	124		121
Current tax liabilities			213
Other provisions	1,436		1,919
Subordinated liabilities	9,909		9,528
Total liabilities	454,531		420,801
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	1,710		1,543
Retained profits	42,470		45,051
Shareholders’ equity	46,354		48,768
Other equity instruments	4,865		3,217
Total equity excluding non-controlling interests	51,219		51,985
Non-controlling interests
Total equity	51,219		51,985
Total equity and liabilities	£ 505,750		£ 472,786

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).